UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2011


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA FLORIDA TAX-FREE INCOME FUND
DECEMBER 31, 2011

                                                                      (Form N-Q)

48468-0212                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

December 31, 2011 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest payments are insured by one of the following:
          ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp, National Public Finance Guarantee Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

IDA       Industrial Development Authority/Agency
PRE       Prerefunded to a date prior to maturity

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1  | USAA Florida Tax-Free Income Fund
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PORTFOLIO OF INVESTMENTS

USAA FLORIDA TAX-FREE INCOME FUND
December 31, 2011 (unaudited)

PRINCIPAL                                                                                           MARKET
AMOUNT                                                              COUPON             FINAL         VALUE
(000)        SECURITY                                                 RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (95.1%)

             FLORIDA (81.5%)
$  2,000     Brevard County Health Facilities Auth.                   7.00%        4/01/2039    $    2,262
   1,000     Brevard County School Board (INS)                        5.00         7/01/2032         1,036
   1,500     Broward County                                           5.25        10/01/2034         1,630
     610     Broward County Educational Facilities Auth. (INS)        5.75         4/01/2020           612
     645     Broward County Educational Facilities Auth. (INS)        5.75         4/01/2021           647
     350     Broward County School Board (INS)                        5.25         7/01/2027           379
   3,000     Broward County School Board (INS)                        5.00         7/01/2032         3,066
   2,000     Clearwater                                               5.25        12/01/2039         2,189
   4,000     Department of Children and Family Services               5.00        10/01/2025         4,210
   1,500     Escambia County                                          6.25        11/01/2033         1,604
   1,000     Escambia County Housing Finance Auth. (INS)              5.75         6/01/2031         1,088
   3,000     Florida State Univ. Financial Assistance, Inc.           5.00        10/01/2031         3,024
   1,500     Gainesville                                              5.25        10/01/2034         1,647
   1,000     Hialeah Gardens Health Care Facilities Auth.
                (LOC - SunTrust Bank)                                 5.00         8/15/2037           966
   3,500     Highlands County Health Facilities Auth.                 5.00        11/15/2031         3,565
     625     Hillsborough County (INS)                                5.13         3/01/2020           626
   4,000     Hillsborough County IDA                                  5.50        10/01/2023         4,122
   5,750     Jacksonville Economic Dev. Commission                    5.00        11/15/2036         5,864
   2,470     Jacksonville Health Facilities Auth.                     5.25        11/15/2032         2,516
   4,000     Lake County School Board (INS)                           5.00         7/01/2029         4,068
   2,500     Loan Council Revenue (INS)                               5.25        10/01/2033         2,693
   1,500     Miami (INS)                                              5.00        10/01/2034         1,549
   2,000     Miami (INS)                                              5.25         7/01/2035         2,088
   2,000     Miami Beach                                              5.00         9/01/2040         2,088
   4,400     Miami-Dade County (INS)                                  5.75        10/01/2024         4,438
   1,250     Miami-Dade County                                        5.00        10/01/2034         1,343
   3,000     Miami-Dade County School Board (INS)                     5.25         2/01/2027         3,284
   4,000     Orange County Health Facilities Auth. (PRE)              5.75        12/01/2027         4,202
   6,255     Orange County Health Facilities Auth.                    5.13        11/15/2039         6,262
   3,000     Orange County School Board (INS)                         5.00         8/01/2032         3,115
   2,000     Orange County School Board (INS)                         5.50         8/01/2034         2,156
   2,000     Orlando-Orange County Expressway Auth.                   5.00         7/01/2035         2,114
   3,000     Orlando-Orange County Expressway Auth.                   5.00         7/01/2035         3,165
   2,000     Palm Beach County                                        5.00        10/01/2031         2,174
   4,000     Polk County Utility Systems (INS)                        5.00        10/01/2030         4,107
   4,000     Port St. Lucie Utility System (INS)                      4.64 (a)     9/01/2032         1,279
   4,000     Port St. Lucie Utility System (INS)                      4.65 (a)     9/01/2033         1,201
   1,000     Sarasota County Public Hospital District                 5.63         7/01/2039         1,041
   5,000     South Miami Health Facilities Auth.                      4.63         8/15/2029         5,076
   2,000     St. Johns County IDA (INS) (b)                           5.50         3/01/2017         2,004
   3,000     St. Petersburg Health Facilities Auth.                   6.50        11/15/2039         3,330
   3,400     Sumter County (INS)                                      5.00         6/01/2036         3,479
   2,200     Tampa Housing Auth.                                      4.85         7/01/2036         2,232
   2,250     Univ. of Tampa (INS)                                     5.50         4/01/2022         2,262
   1,500     Univ. of Tampa (INS)                                     5.50         4/01/2026         1,505
   2,350     Volusia County Educational Facilities Auth. (INS)        5.00        10/15/2029         2,462

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2  | USAA Florida Tax-Free Income Fund
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
PRINCIPAL                                                                                           MARKET
AMOUNT                                                              COUPON             FINAL         VALUE
(000)        SECURITY                                                 RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------
$  2,350     Volusia County School Board (INS)                        5.00%        8/01/2031    $    2,396
   1,165     West Palm Beach Community Redevelopment Agency           5.00         3/01/2029         1,188
                                                                                                ----------
                                                                                                   119,354
                                                                                                ----------
             ARKANSAS (1.7%)
   1,000     Dev. Finance Auth. (INS)                                 4.97 (a)     7/01/2028           521
   1,165     Dev. Finance Auth. (INS)                                 4.98 (a)     7/01/2029           571
   1,150     Dev. Finance Auth. (INS)                                 4.99 (a)     7/01/2030           527
   2,500     Dev. Finance Auth. (INS)                                 5.03 (a)     7/01/2036           818
                                                                                                ----------
                                                                                                     2,437
                                                                                                ----------
             CONNECTICUT (1.2%)
   5,000     Mashantucket Western Pequot Tribe, acquired
                 11/09/2007; cost $4,834 (b),(c),(d)                  5.75         9/01/2034         1,836
                                                                                                ----------
             DISTRICT OF COLUMBIA (1.4%)
   2,870     Community Academy Public Charter School, Inc. (INS)      4.88         5/01/2037         2,095
                                                                                                ----------
             ILLINOIS (1.1%)
   1,835     Village of Montgomery Kane and Kendall
                Counties (INS)                                        4.70         3/01/2030         1,600
                                                                                                ----------
             MASSACHUSETTS (1.3%)
   2,000     Dev. Finance Agency (INS)                                5.00         3/01/2036         1,921
                                                                                                ----------
             MICHIGAN (2.5%)
  10,000     Building Auth. (INS)                                     5.01 (a)    10/15/2030         3,685
                                                                                                ----------
             MISSISSIPPI (0.7%)
   1,000     Hospital Equipment and Facilities Auth.                  5.25        12/01/2026         1,007
                                                                                                ----------
             NORTH DAKOTA (1.2%)
   1,685     Williams County                                          5.00        11/01/2026         1,707
                                                                                                ----------
             TENNESSEE (1.3%)
   4,155     Knox County Health, Educational and Housing
                Facilities Board                                      5.02 (a)     1/01/2036         1,017
   4,000     Knox County Health, Educational and Housing
                Facilities Board                                      5.03 (a)     1/01/2037           921
                                                                                                ----------
                                                                                                     1,938
                                                                                                ----------
             TEXAS (1.2%)
   2,000     Tarrant County Cultural Education Facilities
                Finance Corp.                                         5.13         5/15/2037         1,794
                                                                                                ----------
             Total Fixed-Rate Instruments (cost: $140,188)                                         139,374
                                                                                                ----------
             PUT BONDS (3.1%)

             FLORIDA (3.1%)
   4,000     Putnam County Dev. Auth. (INS) (cost: $4,000)            5.35         3/15/2042         4,471
                                                                                                ----------

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                                                   Portfolio of Investments |  3

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
PRINCIPAL                                                                                           MARKET
AMOUNT                                                              COUPON             FINAL         VALUE
(000)        SECURITY                                                 RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (1.3%)

             CALIFORNIA (1.3%)
$  1,900     Irvine Improvement Bonds (LOC - KBC Bank
                N.V.) (cost: $1,900)                                  0.81%        9/02/2050    $    1,900
                                                                                                ----------
             TOTAL INVESTMENTS (COST: $146,088)                                                 $  145,745
                                                                                                ==========

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------

                                         (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES        OTHER         SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                    ASSETS                                                  TOTAL
-------------------------------------------------------------------------------------------------------
  FIXED-RATE INSTRUMENTS               $          --     $   139,374     $         --     $     139,374
  PUT BONDS                                       --           4,471               --             4,471
  VARIABLE-RATE DEMAND NOTES                      --           1,900               --             1,900
-------------------------------------------------------------------------------------------------------
Total                                  $          --     $   145,745     $         --     $     145,745
-------------------------------------------------------------------------------------------------------

For the period of April 1, 2011, through December 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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4  | USAA Florida Tax-Free Income Fund
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NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Florida Tax-Free Income Fund (the Fund), which is classified as diversified under the 1940 Act.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is scheduled to occur on or about January 1, 2012.

On August 25, 2011, the Board of Trustees of USAA Mutual Funds Trust approved the reorganization and merger of the Florida Tax-Free Income Fund into the Tax Exempt-Long Term Fund which is scheduled to occur on or about January 27, 2012. The Florida Tax-Free Income Fund was closed to new investors effective as of the close of business on September 23, 2011.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value

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5  | USAA Florida Tax-Free Income Fund

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pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
(NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note A1.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2011, were $5,282,000 and $5,625,000, respectively, resulting in net unrealized depreciation of $343,000.

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                                          Notes to Portfolio of Investments |  6

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E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $146,493,000 at December 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at December 31, 2011, was $1,836,000, which represented 1.2% of the Fund's net assets.
(d) Currently the issuer is in default with respect to interest and/or principal payments.

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7  | USAA Florida Tax-Free Income Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended DECEMBER 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      02/27/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:      02/27/2012
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      02/27/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.